INSURANCE CONTRACTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimates of present value of future cash flows [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	R$ 264,487,570	R$ 238,116,071
Changes related to the current period	(303,110)	(160,581)
- Coverage margin recognized in the period
- Changes in the risk adjustment recognized in the period
- Experience adjustment	(303,110)	(160,581)
Changes related to future periods	52,232,214	48,167,957
- Changes in estimates that adjust the contractual service margin	(5,232,173)	(5,699,321)
- Changes in estimates that do not adjust the contractual service margin	1,715,126	(3,775,585)
- Contracts initially recognized in the period	55,749,261	57,642,863
Insurance result	51,929,104	48,007,376
Total financial expenses	20,401,948	17,144,771
- Financial expenses of insurance contracts	20,401,948	17,144,771
Estimated cash flows	(35,173,676)	(38,780,648)
- Premiums received	(29,595,299)	(33,478,564)
- Claims and other insurance expenses	(5,333,175)	(5,049,653)
- Acquisition cash flows	(245,202)	(252,431)
Closing balance on December 31	301,644,946	264,487,570
Risk adjustment for non-financial risk [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	1,892,918	1,590,686
Changes related to the current period	(171,747)	(174,161)
- Coverage margin recognized in the period
- Changes in the risk adjustment recognized in the period	(171,747)	(174,161)
- Experience adjustment
Changes related to future periods	(41,922)	386,520
- Changes in estimates that adjust the contractual service margin	(274,168)	275,681
- Changes in estimates that do not adjust the contractual service margin	44,225	(117,813)
- Contracts initially recognized in the period	188,021	228,652
Insurance result	(213,669)	212,359
Total financial expenses	152,798	89,873
- Financial expenses of insurance contracts	152,798	89,873
Estimated cash flows
- Premiums received
- Claims and other insurance expenses
- Acquisition cash flows
Closing balance on December 31	1,832,047	1,892,918
Contractual service margin [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	22,162,319	25,598,148
Changes related to the current period	(9,993,747)	(3,519,869)
- Coverage margin recognized in the period	(3,116,917)	(2,928,954)
- Changes in the risk adjustment recognized in the period
- Experience adjustment	(6,876,830)	(590,915)
Changes related to future periods	11,509,379	(535,356)
- Changes in estimates that adjust the contractual service margin	3,320,395	(8,797,751)
- Changes in estimates that do not adjust the contractual service margin
- Contracts initially recognized in the period	8,188,984	8,262,395
Insurance result	1,515,632	(4,055,225)
Total financial expenses	736,807	619,396
- Financial expenses of insurance contracts	736,807	619,396
Estimated cash flows
- Premiums received
- Claims and other insurance expenses
- Acquisition cash flows
Closing balance on December 31	R$ 24,414,758	R$ 22,162,319